Capital and Financial Risk Management - Additional Information (Detail) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of credit risk exposure [line items]
Dividend coverage	2.90	4.20
Net Investment Hedges [member]
Disclosure of credit risk exposure [line items]
Notional amount	€ 939	€ 942
Credit risk [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Bad debt provision as percentage of gross trade receivables	3.60%	3.70%	3.60%
Commodity price risk [Member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%
Liquidity risk [member] | Euro and USD commercial paper programme [member]
Disclosure of credit risk exposure [line items]
Euro Medium-Term Notes Programme	€ 1,500
Commercial paper programme in place which is available for issue | $			$ 2.0
Interest rate risk [member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%
Foreign currency risk [Member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%